Inventories - Summary of Inventories (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Classes of current inventories [abstract]
Raw materials	¥ 43,197	$ 6,620	¥ 65,030
Work in progress	27,426	4,203	39,127
Finished goods	19,728	3,024	25,484
Inventories	¥ 90,351	$ 13,847	¥ 129,641